N-4	Dec. 19, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT
Entity Central Index Key	0000947703
Entity Investment Company Type	N-4
Document Period End Date	Dec. 19, 2024
Amendment Flag	false
c000005195 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST International Equity Portfolio♦
Current Expenses [Percent]	100.00%
C000125624 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)
Current Expenses [Percent]	84.00%